Financial Instruments and Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value Of Financial Assets and Liabilities [Abstract]
Carrying Amount of Financial Assets
The carrying amounts of Company's financial assets and financial liabilities by category are as follows:

At December 31, 2021	Amortized cost	FVTPL	FVOCI(3)	Total
Financial assets
Cash and cash equivalents	$305,498	$—	$—	$305,498
Marketable securities	—	1,902	238,628	240,530
Trade receivables	14,207	—	—	14,207
Derivative assets(1)	—	124,452	—	124,452
Restricted cash	20,444	—	—	20,444
Other current and non-current financial assets	14,416	—	2,294	16,710
Total financial assets	$354,565	$126,354	$240,922	$721,841

Financial liabilities
Accounts payable and accrued liabilities	$185,716	$—	$—	$185,716
Loans and borrowings	540,682	—	—	540,682
Derivative liabilities(1)	—	84,857	—	84,857
Lease liabilities(2)	45,097	—	—	45,097
Other financial liabilities	3,588	—	—	3,588
Total financial liabilities	$775,083	$84,857	$—	$859,940
(1)     Includes current and non-current derivatives (note 15).
(2)    Includes current and non-current lease liabilities (note 18).
(3)    Includes the Company's investment in Solaris Shares (note 6) and PGI (note 12).

At December 31, 2020	Amortized cost	FVTPL	FVOCI	Total
Financial assets
Cash and cash equivalents	$344,926	$—	$—	$344,926
Marketable securities	—	3,120	—	3,120
Trade receivables	17,212	—	—	17,212
Restricted cash(1)	3,210	—	—	3,210
Other current and non-current financial assets	12,333	—	—	12,333
Total financial assets	$377,681	$3,120	$—	$380,801

Financial liabilities
Accounts payable and accrued liabilities	$119,641	$—	$—	$119,641
Loans and borrowings	545,241	—	—	$545,241
Derivative liabilities(2)	—	154,566	—	$154,566
Lease liabilities(3)	18,884	—	—	$18,884
Total financial liabilities	$683,766	$154,566	$—	$838,332
(1)    Includes current and non-current restricted cash. Current restricted cash is included within prepaid expenses and other current assets.
The fair values of the Company's financial assets and financial liabilities that are measured at fair value in the statement of financial position and the levels in the fair value hierarchy into which the inputs to the valuation techniques used to measure the fair values are categorized are as follows:

At December 31, 2021	Level 1(a)	Level 2(b)	Level 3(c)	Total
Marketable securities	$240,530	$—	$—	$240,530
Derivative assets(1)	—	124,452	—	124,452
Other financial assets	—	—	2,294	2,294
Derivative liabilities(1)	—	(78,271)	(6,586)	(84,857)
Net financial assets (liabilities)	$240,530	$46,181	$(4,292)	$282,419

At December 31, 2020
Marketable securities	$3,120	$—	$—	$3,120
Derivative liabilities(1)	(36,455)	(118,111)	—	(154,566)
Net financial liabilities	$(33,335)	$(118,111)	$—	$(151,446)
(1)    Includes current and non-current derivatives (note 15).

Carrying Amount of Financial Liabilities
The carrying amounts of Company's financial assets and financial liabilities by category are as follows:

At December 31, 2021	Amortized cost	FVTPL	FVOCI(3)	Total
Financial assets
Cash and cash equivalents	$305,498	$—	$—	$305,498
Marketable securities	—	1,902	238,628	240,530
Trade receivables	14,207	—	—	14,207
Derivative assets(1)	—	124,452	—	124,452
Restricted cash	20,444	—	—	20,444
Other current and non-current financial assets	14,416	—	2,294	16,710
Total financial assets	$354,565	$126,354	$240,922	$721,841

Financial liabilities
Accounts payable and accrued liabilities	$185,716	$—	$—	$185,716
Loans and borrowings	540,682	—	—	540,682
Derivative liabilities(1)	—	84,857	—	84,857
Lease liabilities(2)	45,097	—	—	45,097
Other financial liabilities	3,588	—	—	3,588
Total financial liabilities	$775,083	$84,857	$—	$859,940
(1)     Includes current and non-current derivatives (note 15).
(2)    Includes current and non-current lease liabilities (note 18).
(3)    Includes the Company's investment in Solaris Shares (note 6) and PGI (note 12).

At December 31, 2020	Amortized cost	FVTPL	FVOCI	Total
Financial assets
Cash and cash equivalents	$344,926	$—	$—	$344,926
Marketable securities	—	3,120	—	3,120
Trade receivables	17,212	—	—	17,212
Restricted cash(1)	3,210	—	—	3,210
Other current and non-current financial assets	12,333	—	—	12,333
Total financial assets	$377,681	$3,120	$—	$380,801

Financial liabilities
Accounts payable and accrued liabilities	$119,641	$—	$—	$119,641
Loans and borrowings	545,241	—	—	$545,241
Derivative liabilities(2)	—	154,566	—	$154,566
Lease liabilities(3)	18,884	—	—	$18,884
Total financial liabilities	$683,766	$154,566	$—	$838,332
(1)    Includes current and non-current restricted cash. Current restricted cash is included within prepaid expenses and other current assets.
The fair values of the Company's financial assets and financial liabilities that are measured at fair value in the statement of financial position and the levels in the fair value hierarchy into which the inputs to the valuation techniques used to measure the fair values are categorized are as follows:

At December 31, 2021	Level 1(a)	Level 2(b)	Level 3(c)	Total
Marketable securities	$240,530	$—	$—	$240,530
Derivative assets(1)	—	124,452	—	124,452
Other financial assets	—	—	2,294	2,294
Derivative liabilities(1)	—	(78,271)	(6,586)	(84,857)
Net financial assets (liabilities)	$240,530	$46,181	$(4,292)	$282,419

At December 31, 2020
Marketable securities	$3,120	$—	$—	$3,120
Derivative liabilities(1)	(36,455)	(118,111)	—	(154,566)
Net financial liabilities	$(33,335)	$(118,111)	$—	$(151,446)
(1)    Includes current and non-current derivatives (note 15).

Assets and Liabilities Not Measured at Fair Value
At December 31, 2021, the fair values of the Company's financial assets and financial liabilities, excluding lease liabilities, that are not measured at fair value in the statement of financial position as compared to the carrying amounts were as follows:

		December 31, 2021		December 31, 2020
	Level	Carrying amount	Fair value	Carrying amount	Fair value
Receivables from asset sales(a)	3	$10,321	$10,321	$12,197	$12,197
Credit Facility(b)	2	279,621	287,255	289,910	300,599
Convertible Notes(b)	2	261,061	384,143	255,331	521,873
(a)    The fair values of receivables from sales of the Company's non-core assets are calculated as the present value of expected future cash flows based on expected amounts and timing of future cash flows discounted using a market rate of interest for similar instruments.
(b)    The fair values of the Credit Facility and Convertible Notes are calculated as the present value of future cash flows based on contractual cash flows discounted using a market rate of interest for similar instruments.
(c) At December 31, 2021 and 2020, the carrying amounts of the Company's cash and cash equivalents, restricted cash, trade and other current receivables, accounts payable and accrued liabilities and other current liabilities approximate their fair values due to the short-term nature of the instruments.